Commitments and Contingencies (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Corporate Headquarters [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Nov. 30, 2016		Nov. 30, 2016
Operating Leases, Rent Expense	$ 64,000	$ 53,000	$ 75,000	$ 69,000
Laboratories and Office Space [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Jun. 30, 2016		Jun. 30, 2014
Operating Leases, Rent Expense	65,000	64,000	85,000	90,000
Israel Office Headquarters [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Jul. 31, 2013
Operating Leases, Rent Expense	0	6,000	6,000	28,000
Singapore Office Headquarters in Singapore [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Jan. 31, 2015		Jan. 31, 2015
Operating Leases, Rent Expense	4,000	4,000	5,000	2,000
New York Laboratory [Member]
Commitments and Contingencies [Line Items]
Lease Expiration Date	Sep. 30, 2015
Operating Leases, Rent Expense	$ 35,000